Discontinued operations - Disposal of YY Live business (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2025	Feb. 28, 2021	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Net assets subject to disposal related to YY Live					$ 38,194
Consideration received related to disposal of YY Live					1,859,325
Gain on disposal of YY Live				$ 1,875,921	0	$ 0
Held for sale | YY Live
Current assets
Cash and cash equivalents					201,393
Accounts receivable, net					18,239
Prepayments and other current assets					4,986
Total current assets					224,618
Non-current assets
Deferred tax assets					4,294
Property and equipment, net					10,356
Intangible assets, net					7,456
Other non-current assets					3,814
Total non-current assets					25,920
Total assets					250,538
Current liabilities
Accounts payable					1,117
Deferred revenue					49,495
Advances from customers					12,663
Income taxes payable					9,787
Accrued liabilities and other current liabilities					139,282
Total current liabilities					212,344
Total liabilities					212,344
Net assets subject to disposal related to YY Live					38,194
Total consideration related to disposal					3,600,000
Consideration received related to disposal of YY Live					$ 1,900,000
Disposed of by sale | YY Live
Current liabilities
Total consideration related to disposal	$ 2,100,000
Amount of cash consideration received	$ 240,000	$ 1,860,000
Gain on disposal of YY Live			$ 1,900,000